EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

The computation of basic EPS is based on the weighted average number of shares outstanding during the year and the consolidated net income of the Company. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31,
(in thousands of $)	2017	2016	2015
Basic earnings per share:
Net income available to stockholders	101,209	146,406	200,832
Diluted earnings per share:
Net income available to stockholders	101,209	146,406	200,832
Interest and other expenses attributable to convertible bonds	4,511	15,310	22,449
Net income assuming dilution	105,720	161,716	223,281

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Year ended December 31,
(in thousands)	2017	2016	2015
Basic earnings per share:
Weighted average number of common shares outstanding	95,597	93,497	93,450
Diluted earnings per share:
Weighted average number of common shares outstanding*	95,597	93,497	93,450
Effect of dilutive share options	26	—	23
Effect of dilutive convertible bonds	7,277	14,543	25,535
Weighted average number of common shares outstanding assuming dilution	102,900	108,040	119,008

	Year ended December 31,
	2017	2016	2015
Basic earnings per share:	$1.06	$1.57	$2.15
Diluted earnings per share:	$1.03	$1.50	$1.88

*The weighted average number of common shares outstanding excludes 8,000,000 shares issued as part of a share lending arrangement relating to the issue in October 2016 of 5.75% convertible bonds. These shares are owned by the Company and will be returned on or before maturity of the bonds in 2021.

In October 2017, the Company entered into separate privately negotiated transactions with certain holders of the 3.25% senior unsecured convertible bonds due 2018 to convert $121.0 million of the outstanding bonds into common shares. A total of 9,418,798 new shares was issued. The net outstanding principal amount at December 31, 2017, was $63.2 million.

The 3.75% convertible bonds were fully redeemed in cash in February 2016, without any conversion having taken place. The 5.75% convertible bonds issued in October 2016 were not dilutive at December 31, 2017.